Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) - Changes in Redeemable Preferred Units $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($) shares
Series A-1 Preferred Units [Member]
Temporary Equity [Line Items]
Beginning balance (in Shares) | shares	300,000
Beginning balance	$ 30,210
Series A units issued by OPAL Fuels (in Shares) | shares
Series A units issued by OPAL Fuels
Paid-in-kind dividends attributable to OPAL Fuels	1,752
Paid-in kind dividends attributable to Class A common stockholders	$ 68
Ending balance (in Shares) | shares	300,000
Ending balance	$ 32,030
Series A Preferred Units [Member]
Temporary Equity [Line Items]
Beginning balance (in Shares) | shares
Beginning balance
Series A units issued by OPAL Fuels (in Shares) | shares	1,000,000
Series A units issued by OPAL Fuels	$ 100,000
Paid-in-kind dividends attributable to OPAL Fuels	3,031
Paid-in kind dividends attributable to Class A common stockholders	$ 242
Ending balance (in Shares) | shares	1,000,000
Ending balance	$ 103,273